Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
13.	EMPLOYEE BENEFIT PLAN
The Company maintains a defined contribution savings plan (the “401(k) Plan”) to provide retirement income to all qualified employees of the Company. The Company is not required to make, and did not make, any contributions to the 401(k) Plan for the six months ended June 30, 2022 and 2021.

13.	EMPLOYEE BENEFIT PLAN
The Company maintains a defined contribution savings plan (the “401(k) Plan”) to provide retirement income to all qualified employees of the Company. The Company is not required to make, and did not make, any contributions to the 401(k) Plan for the years ended December 31, 2021 and 2020.